Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash [Abstract]
Schedule of Cash
	December 31,
	2024	2023
Cash for immediate withdrawal - in USD	$1,383	$1,866
Cash for immediate withdrawal - in NIS	157	210

	$1,540	$2,076